Shareholder Report, Average Annual Return (Details)		12 Months Ended											60 Months Ended	92 Months Ended		120 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2025		Aug. 31, 2025
Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		14.50%											15.28%			9.31%
Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		13.79%											14.60%			8.66%
Large Capitalization Value Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		14.97%											15.75%			9.76%
Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		28.29%											16.67%			16.51%
Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		27.62%											15.99%			15.82%
Large Capitalization Growth Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		28.80%											17.13%			16.98%
Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		13.63%											12.69%			7.28%
Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		13.10%											12.30%			6.71%
Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		14.11%											13.42%			7.78%
Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		5.63%											11.60%			8.55%
Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		4.20%											10.89%			7.89%
Small Capitalization Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		6.00%											12.02%			8.94%
International Equity Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		20.68%											10.26%			4.43%
International Equity Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		20.08%											9.61%			3.80%
International Equity Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		21.25%											10.71%			4.85%
Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2024	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		11.15%											4.86%			4.46%
Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		11.65%											4.24%			3.84%
Health & Biotechnology Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		10.79%											5.28%			4.88%
Technology & Communications Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		17.36%											9.60%			14.80%
Technology & Communications Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		16.68%											8.93%			14.25%
Technology & Communications Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		17.85%											10.01%			15.40%
Energy & Basic Materials Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		(2.57%)											12.10%			1.89%
Energy & Basic Materials Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		3.19%											11.39%			1.42%
Energy & Basic Materials Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		2.10%											12.54%			2.29%
Financial Services Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		17.86%											15.12%			8.31%
Financial Services Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		21.20%											17.99%			9.33%
Financial Services Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		18.41%											15.58%			8.75%
Investment Quality Bond Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		2.76%											0.47%			0.89%
Investment Quality Bond Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		2.27%											(0.15%)			0.39%
Investment Quality Bond Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		3.32%											0.87%			1.27%
Municipal Bond Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		(0.58%)											(0.71%)			(0.44%)
Municipal Bond Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		(1.23%)											(1.24%)			(0.67%)
Municipal Bond Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Average Annual Return, Percent		(0.22%)											(0.34%)			(0.10%)
Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.35%											9.21%	7.26%	[1]
Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		10.60%											8.31%	6.57%	[2]
Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.62%											9.37%	7.43%	[3]
Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		9.37%											6.13%	5.37%	[4]
Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		8.58%											5.33%	4.75%	[5]
Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		9.71%											6.40%	5.61%	[6]
Moderate Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.04%											8.10%	6.91%	[7]
Moderate Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		10.21%											7.29%	6.26%	[8]
Moderate Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.33%											8.36%	7.12%	[9]
Moderately Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.03%											8.46%	6.78%	[10]
Moderately Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		10.26%											7.66%	6.13%	[11]
Moderately Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.29%											8.74%	6.98%	[12]
Moderately Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.30%											7.96%	6.53%	[13]
Moderately Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		10.15%											6.86%	5.66%	[14]
Moderately Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent		11.30%											7.96%	6.53%	[15]
C 000030171 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.91%											13.92%			8.67%
C 000030171 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030171 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%											13.15%			10.39%
C 000030174 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%											14.60%			8.66%
C 000030174 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030174 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%											13.15%			10.39%
C 000030172 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030172 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%											13.15%			10.39%
C 000030175 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.93%											15.29%			15.83%
C 000030175 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030175 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.70%											12.00%			14.39%
C 000030178 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%											15.99%			15.82%
C 000030178 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030178 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.70%											12.00%			14.39%
C 000030176 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030176 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.70%											12.00%			14.39%
C 000030158 With Sale Load Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.08%											11.36%			6.65%
C 000030158 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030158 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.61%											11.82%			9.86%
C 000030157 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.10%											12.30%			6.71%
C 000030157 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030157 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.61%											11.82%			9.86%
C 000030155 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030155 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.61%											11.82%			9.86%
C 000030179 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.48%											10.27%			7.91%
C 000030179 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030179 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%											11.65%			8.89%
C 000030182 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.20%											10.89%			7.89%
C 000030182 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030182 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%											11.65%			8.89%
C 000030180 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030180 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%											11.65%			8.89%
C 000030183 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.71%											8.97%			3.81%
C 000030183 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%											8.94%			7.33%
C 000030186 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.08%											9.61%			3.80%
C 000030186 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%											8.94%			7.33%
C 000030184 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%											8.94%			7.33%
C 000030154 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.26%											3.62%			3.84%
C 000030154 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030154 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%											2.26%			5.43%
C 000030153 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.65%											4.24%			3.84%
C 000030153 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030153 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%											2.26%			5.43%
C 000030151 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030151 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%											2.26%			5.43%
C 000030162 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.61%											8.31%			14.13%
C 000030162 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030161 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%											8.93%			14.25%
C 000030161 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030159 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030194 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.17%)											10.77%			1.29%
C 000030194 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030194 Morningstar U S Fund Equity Energy Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%											21.39%			3.08%
C 000030193 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%											11.39%			1.42%
C 000030193 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030193 Morningstar U S Fund Equity Energy Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%											21.39%			3.08%
C 000030191 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030191 Morningstar U S Fund Equity Energy Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%											21.39%			3.08%
C 000030190 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.06%											13.76%			7.67%
C 000030190 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030190 Morningstar U S Fund Financial Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%											17.07%			10.49%
C 000030189 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.20%											17.99%			9.33%
C 000030189 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030189 Morningstar U S Fund Financial Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%											17.07%			10.49%
C 000030187 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%											14.74%			14.60%
C 000030187 Morningstar U S Fund Financial Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%											17.07%			10.49%
C 000030163 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.13%)											(0.72%)			0.29%
C 000030163 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%											(0.68%)			1.80%
C 000030166 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.27%											(0.15%)			0.39%
C 000030166 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%											(0.68%)			1.80%
C 000030164 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%											(0.68%)			1.80%
C 000030167 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.29%)											(1.88%)			(1.02%)
C 000030167 Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.08%											0.40%			2.18%
C 000030170 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.23%)											(1.24%)			(0.67%)
C 000030170 Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.08%											0.40%			2.18%
C 000030168 Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.08%											0.40%			2.18%
C 000196871 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.94%											7.93%	6.44%	[1]
C 000196871 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.46%											9.17%	7.94%	[1]
C 000196872 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.60%											8.31%	6.57%	[2]
C 000196872 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.46%											9.17%	7.94%	[2]
C 000196873 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.46%											9.17%	7.94%	[3]
C 000196874 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.05%											4.89%	4.56%	[4]
C 000196874 Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%											4.54%	5.14%	[4]
C 000196875 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.58%											5.33%	4.75%	[5]
C 000196875 Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%											4.54%	5.14%	[5]
Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%											4.54%	5.14%	[6]
C 000196877 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%											6.82%	6.09%	[7]
C 000196877 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.53%	[7]
C 000196878 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.21%											7.29%	6.26%	[8]
C 000196878 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.53%	[8]
C 000196879 Morningstar Moderate Target Risk Index Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%
C 000196879 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]													6.53%
C 000196880 With Sale Load Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.68%											7.18%	5.96%	[10]
C 000196880 Morningstar Moderate Target Risk Index Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.53%	[10]
C 000196881 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C 000196881 With Sale Load Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent													7.66%	6.13%	[11]
C 000196881 Morningstar Moderate Target Risk Index Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.53%	[11]
C 000196882 Morningstar Moderate Target Risk Index Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.53%	[12]
C 000196883 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%											6.69%	5.71%	[13]
C 000196883 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.50%	[13]
C 000196884 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.15%											6.86%	5.66%	[14]
C 000196884 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.50%	[14]
C 000196885 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%											6.79%	6.50%	[15]

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[2]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[3]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[4]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[5]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[6]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[7]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[8]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[9]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[10]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[11]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[12]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[13]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[14]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[15]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.